RELATED PARTY TRANSACTIONS - Operating transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Revenues	$ 0.4	$ 0.4	$ 0.4
Purchase of goods and services	10.2	10.2	9.6
Operating expenses recovered	(2.0)	(2.3)	(1.4)
Corporations under common control
RELATED PARTY TRANSACTIONS
Revenues	4.7	5.3	4.9
Purchase of goods and services	112.3	109.7	95.7
Operating expenses recovered	(0.7)	0.4	1.4
Other affiliated corporations
RELATED PARTY TRANSACTIONS
Purchase of goods and services	21.9	10.6	$ 5.6
Acquisition of property, plant and equipment and intangible assets	$ 8.6	$ 4.6